Schedule of Investments
(unaudited)
May 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(a)
.......... 541,445 $ 189,506
Machinery — 0.0%
Ameriforge Group, Inc.
(a)
.............. 5,385 54
Marine Transportation — 0.0%
Project Investor Holdings LLC (Acquired
02/12/19, cost $0)
(a)(b)(c)
............. 42,521 —
Professional Services — 0.1%
NMG, Inc.
(a)
....................... 16,173 2,013,539
Total Common Stocks — 0.1%
(Cost: $5,272,568) .............................. 2,203,099
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(d)
.................... USD 2,628 236,521
Capital Markets — 0.0%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(d)
.................... 1,402 1,419,805
Chemicals — 0.3%
(d)
Illuminate Buyer LLC, 9.00%, 07/01/28 .... 168 146,746
WR Grace Holdings LLC, 5.63%, 08/15/29 . 11,508 9,554,354
9,701,100
Commercial Services & Supplies — 0.2%
(d)
Madison IAQ LLC, 5.88%, 06/30/29 ...... 10,838 8,249,956
Prime Security Services Borrower LLC, 6.25%,
01/15/28 ..................... 1,282 1,177,496
9,427,452
Diversified Consumer Services — 0.1%
Sotheby's, 7.38%, 10/15/27
(d)
.......... 5,000 4,381,348
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.03%, 10/10/19
(a)(c)(e)(f)
............ 8,430 —
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(d)
.... 4,771 4,267,056
Health Care Equipment & Supplies — 0.2%
(d)
Avantor Funding, Inc., 3.88%, 11/01/29 ... 3,578 3,121,261
Medline Borrower LP, 5.25%, 10/01/29 .... 7,558 6,466,796
9,588,057
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, 6.75%, 01/15/30
(d)
7,829 6,370,438
Insurance — 0.2%
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(d)
.................... 6,951 6,478,416
Real Estate Management & Development — 0.1%
Realogy Group LLC, 5.75%, 01/15/29
(d)
... 6,935 5,010,085
Software — 0.1%
Cloud Software Group, Inc., 9.00%, 09/30/29
(d)
5,733 4,873,050
Specialty Retail — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
.. 4,735 4,094,793
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(d)(f)(g)
........ USD 1,365 $ 457,383
Total Corporate Bonds — 1.6%
(Cost: $72,594,253) .............................. 66,305,504
Floating Rate Loan Interests
Aerospace & Defense — 2.4%
(f)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.78%
,
 05/25/28 ........... 20,764 18,285,830
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.25%), 9.78%
,
 05/25/28 .......... 4,228 3,723,532
Bleriot US Bidco, Inc., Term Loan, (3-mo.
LIBOR USD + 4.00%), 9.16%
,
 10/30/26 . 2,650 2,638,453
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. LIBOR USD at 0.50% Floor
+ 3.50%), 8.56%
,
 08/03/29 .......... 5,458 5,304,836
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.50%),
8.75%
,
 04/06/26 ................. 8,193 7,984,612
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 3.50%),
8.75%
,
 04/06/26 ................. 4,404 4,292,295
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.00%
,
 02/01/28 ................. 16,083 15,284,251
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.98%
,
 02/01/29 ................ 9,409 8,922,156
Setanta Aircraft Leasing DAC, Term Loan, (3-
mo. LIBOR USD + 2.00%), 7.16%
,
 11/05/28 7,721 7,650,662
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.15%
,
 02/22/27 .. 3,399 3,381,531
TransDigm, Inc., Term Loan I, (3-mo. CME
Term SOFR + 3.25%), 8.15%
,
 08/24/28 .. 20,152 20,026,229
97,494,387
Automobile Components — 0.6%
(f)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.52%
,
 04/10/28 .. 4,995 4,977,531
Allison Transmission, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.94%
,
 03/29/26 ................. 1,791 1,783,184
Clarios Global LP, 1st Lien Term Loan
(1-mo. EURIBOR + 3.25%),
6.46%, 04/30/26 ............... EUR 1,831 1,934,941
(1-mo. CME Term SOFR + 3.75%),
8.90%, 05/06/30 ............... USD 16,937 16,753,572
25,449,228
Automobiles — 0.3%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.65%
,
 12/14/27
(f)
........... 12,237 12,083,549
Beverages — 1.0%
(f)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.25%
,
 01/24/29 ................. 32,683 29,796,136
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.00%
,
 01/24/30 ................ 16,061 12,005,719
41,801,855

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail — 1.4%
(f)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.52%
,
 11/24/28 .. USD 11,212 $ 11,131,728
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 8.25%),
13.43%
,
 06/30/27 ................ 20,810 17,863,183
Pug LLC, Term Loan B, (1-mo. LIBOR USD +
3.50%), 8.65%
,
 02/12/27 ........... 26,700 22,728,363
Pug LLC, Term Loan B2, (1-mo. LIBOR USD at
0.50% Floor + 4.25%), 9.40%
,
 02/12/27
(c)
1,459 1,254,555
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 2.50%), 7.65%
,
 02/28/30 .. 4,333 4,327,584
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.88%
,
 12/21/27 ................. 1,740 1,640,402
58,945,815
Building Products — 1.1%
(f)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.50%
,
 05/13/29 2,330 2,326,059
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.75%),
4.25% - 9.00%
,
 11/23/27 ............ 11,215 10,109,537
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.00%
,
 10/02/28 ........... 2,533 2,335,070
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.75%
,
 04/28/29 ................. 4,568 4,515,695
Jeld-Wen, Inc., Term Loan, (1-mo. LIBOR USD
+ 2.25%), 7.40%
,
 07/28/28 .......... 6,314 6,272,862
LSF10 XL Bidco SCA, Facility Term
Loan B4, (3-mo. EURIBOR + 3.93%),
6.94%
,
 04/12/28 ................. EUR 1,707 1,630,235
Wilsonart LLC, Term Loan E, (6-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.71%
,
 12/31/26 ................. USD 16,641 16,065,485
43,254,943
Capital Markets — 2.0%
(f)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.65%
,
 07/31/26 ................. 9,090 9,001,455
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B4, (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
7.90%
,
 12/20/29 ................. 8,121 8,118,757
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.77%, 07/24/26 ............... 12,439 11,754,840
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.02%, 07/24/26 ......... 2,901 2,738,115
Castlelake Aviation One DAC, Term Loan, (3-
mo. LIBOR USD at 0.50% Floor + 2.75%),
7.62%
,
 10/22/26 ................. 9,510 9,323,856
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.65%
,
 06/30/28 ........... 7,902 7,661,364
Focus Financial Partners LLC, Term Loan B6,
06/30/28
(h)
..................... 5,668 5,563,482
Greenhill & Co., Inc., Term Loan, (3-mo. LIBOR
USD + 3.25%), 8.73%
,
 04/12/24 ...... 3,141 3,130,324
ION Trading Finance Ltd., Term Loan, (3-mo.
LIBOR USD + 4.75%), 9.91%
,
 04/01/28 . 4,488 4,293,545
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Mercury Borrower, Inc., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 3.50%),
8.69%
,
 08/02/28 ................. USD 13,093 $ 12,514,263
Mercury Borrower, Inc., 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
6.50%), 11.69%
,
 08/02/29 ........... 7,991 6,952,595
81,052,596
Chemicals — 3.5%
(f)
ARC Falcon I, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.90%
,
 09/30/28 ................. 8,195 7,348,476
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.15%
,
 11/24/27 ............ 2,568 2,450,114
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 10,377 9,860,534
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.91%
,
 12/29/27 ........... 2,276 1,747,633
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 9.28%
,
 10/04/29 ...... 6,626 6,237,420
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.65%
,
 06/09/28 ........... 9,777 9,661,390
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
7.15%
,
 01/31/26 ................. 12,625 12,591,313
Herens Holdco SARL, Facility Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 3.93%),
9.08%
,
 07/03/28 ................. 5,500 4,712,287
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.75%
,
 02/18/30 ................. 4,531 4,488,545
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.77%
,
 10/15/28 ................. 10,952 10,582,180
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.77%
,
 06/30/27 ................. 2,824 2,773,938
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
7.66%
,
 03/02/26 ................. 11,609 11,567,421
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.65%
,
 03/29/28 ................. 13,804 13,519,361
Nouryon Finance BV, Term Loan
(3-mo. CME Term SOFR + 2.75%),
7.90%, 10/01/25 ............... 807 803,024
 04/03/28
(h)
..................... 5,015 4,917,859
Olympus Water US Holding Corp., Term Loan,
11/09/28
(h)
..................... 4,786 4,534,735
Oxea Holding Vier GmbH, Term Loan B2,
(1-mo. CME Term SOFR + 3.50%),
8.74%
,
 10/14/24 ................. 11,412 10,949,787
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.15%
,
 03/16/27 ........... 6,137 5,961,791
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.54%
,
 08/02/28 ........... 11,892 11,689,527

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.94%
,
 09/22/28 ................. USD 6,614 $ 6,531,196
142,928,531
Commercial Services & Supplies — 3.0%
(f)
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.00%
,
 05/12/28 ................. 22,514 21,123,343
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.76% -
9.03%
,
 02/15/29 ................. 8,212 7,595,957
Aramark Intermediate HoldCo Corp., Term
Loan B3, (1-mo. LIBOR USD + 1.75%),
6.90%
,
 03/11/25 ................. 8,416 8,381,909
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.00%
,
 09/07/27 ................. 2,179 2,161,893
Clean Harbors, Inc., Term Loan, (1-mo. LIBOR
USD + 2.00%), 7.15%
,
 10/08/28 ...... 1,413 1,410,225
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.65%
,
 11/30/28 ................. 9,757 9,598,180
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.65%
,
 11/30/28 ................. 738 726,227
EnergySolutions LLC, Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 3.75%),
8.91%
,
 05/09/25 ................. 1,950 1,907,549
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.15%
,
 05/31/27 ................. 8,908 8,889,103
LABL, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.25%
,
 10/29/28 ................ 5,256 5,112,346
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.40% - 9.52%
,
 12/15/28 ...... 7,941 6,162,095
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. LIBOR USD at 0.75%
Floor + 2.75%), 7.94%
,
 09/23/26 ...... 7,188 7,135,438
Tempo Acquisition LLC, Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.15%
,
 08/31/28 ................. 21,040 20,965,541
TruGreen Ltd. Partnership, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.25%
,
 11/02/27 ............ 13,908 12,930,835
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.27%
,
 07/30/28 ................ 8,972 8,680,573
122,781,214
Communications Equipment — 0.3%
(f)
Ciena Corp., Term Loan, (1-mo. CME Term
SOFR + 2.50%), 7.58%
,
 01/18/30 ..... 1,637 1,633,837
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.65%
,
 03/02/29 ................. 11,190 10,739,367
12,373,204
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.6%
(f)
Brand Industrial Services, Inc., Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
4.25%), 9.35% - 9.41%
,
 06/21/24 ...... USD 8,859 $ 8,376,471
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.27%
,
 01/21/28 ..... 7,546 7,458,074
USIC Holdings, Inc., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.50%),
8.65%
,
 05/12/28 ................. 7,848 7,532,374
23,366,919
Construction Materials — 0.7%
(f)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.25%
,
 01/15/27 ........... 11,335 11,227,492
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.15%
,
 03/08/29 ................ 7,759 6,556,055
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.50%
,
 04/29/29 ................. 8,357 7,942,202
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.71%
,
 09/22/28 ........... 3,439 3,412,016
29,137,765
Consumer Staples Distribution & Retail — 0.4%
US Foods, Inc., Term Loan B
(f)
(1-mo. LIBOR USD + 2.00%),
7.15%, 09/13/26 ............... 12,117 12,057,264
(1-mo. CME Term SOFR + 2.75%),
7.77%, 11/22/28 ............... 4,154 4,143,500
16,200,764
Containers & Packaging — 0.8%
(f)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.02%
,
 12/01/27 ...... 16,957 16,472,126
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.16%
,
 08/14/26 ................. 8,393 8,196,016
Trident TPI Holdings, Inc., Term Loan B5,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.65%
,
 09/15/28 ........... 8,082 7,725,364
32,393,506
Distributors — 0.2%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
9.02%
,
 10/28/27
(f)
................ 8,596 7,924,075
Diversified Consumer Services — 2.2%
(f)
2U, Inc., Term Loan, (3-mo. CME Term SOFR
at 0.75% Floor + 6.50%), 11.32%
,
 12/28/26 1,907 1,827,100
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.75%
,
 12/11/28 ............ 7,614 6,820,504
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.00%
,
 12/10/29 ........... 7,144 6,096,190
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.52%
,
 11/24/28
(c)
..... 8,167 8,116,008
Kuehg Corp., 1st Lien Term Loan, 05/23/30
(h)
9,501 9,053,693
Sotheby's, Term Loan, (3-mo. LIBOR USD at
0.50% Floor + 4.50%), 9.76%
,
 01/15/27 . 12,701 12,342,237

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.00%),
8.90%
,
 07/30/25 ................. USD 4,828 $ 4,708,139
Veritas US, Inc., Term Loan B, (1-mo.
LIBOR USD at 1.00% Floor + 5.00%),
10.15%
,
 09/01/25 ................ 22,212 16,697,332
Wand Newco 3, Inc., 1st Lien Term Loan B1, (1-
mo. LIBOR USD + 2.75%), 7.90%
,
 02/05/26 15,722 15,363,159
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.27%
,
 01/08/27 ........... 8,478 8,043,730
89,068,092
Diversified REITs — 0.1%
RHP Hotel Properties LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
7.82%
,
 05/18/30
(f)
................ 4,232 4,209,528
Diversified Telecommunication Services — 3.3%
(f)
Altice Financing SA, Term Loan, (3-mo. LIBOR
USD + 2.75%), 8.01%
,
 07/15/25
(c)
..... 4,149 4,024,954
Altice Financing SA, Term Loan, (3-mo. LIBOR
USD + 2.75%), 8.01%
,
 01/31/26 ...... 9,147 8,872,969
Connect Finco SARL, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.66%
,
 12/11/26 ................. 28,599 28,367,052
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.77%
,
 10/02/27 .......... 3,001 2,573,325
Eircom Finco SARL, Facility Term Loan B, (1-
mo. EURIBOR + 3.25%), 6.41%
,
 05/15/26 EUR 1,222 1,290,207
Iridium Satellite LLC, Term Loan B2, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.75%
,
 11/04/26 ................. USD 12,635 12,605,674
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.02%
,
 03/01/27 ................. 11,504 10,024,987
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.52%
,
 03/15/27 ................. 16,008 10,990,154
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.40% - 9.73%
,
 09/01/28 ........... 5,782 4,614,550
Radiate Holdco LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.40%
,
 09/25/26 ................. 20,734 17,153,771
Virgin Media Bristol LLC, Facility Term
Loan N, (1-mo. LIBOR USD + 2.50%),
7.61%
,
 01/31/28 ................. 5,254 5,034,079
Virgin Media Bristol LLC, Facility Term
Loan Q, (1-mo. LIBOR USD + 3.25%),
8.36%
,
 01/31/29 ................. 4,308 4,174,840
Zayo Group Holdings, Inc., Term Loan, (1-mo.
LIBOR USD + 3.00%), 8.15%
,
 03/09/27 . 35,798 27,447,224
137,173,786
Electric Utilities — 0.1%
Calpine Construction Finance Co. LP, Term
Loan B, (1-mo. LIBOR USD + 2.00%),
7.15%
,
 01/15/25
(f)
................ 3,073 3,064,494
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.3%
(f)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
4.75%), 9.91%
,
 06/23/28 ........... USD 12,046 $ 11,433,480
Graftech International Ltd., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
8.15%
,
 02/12/25 ................. 1,541 1,531,242
12,964,722
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.02%
,
 07/02/29
(f)
................ 10,256 10,166,032
Energy Equipment & Services — 0.2%
(f)
Lealand Finance Co. BV, Term Loan
(1-mo. LIBOR USD + 3.00%),
8.15%, 06/28/24 ............... 178 133,441
(1-mo. LIBOR USD + 1.00%),
6.15%, 06/30/25 ............... 1,324 884,530
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.54%
,
 10/05/28 . 7,930 7,783,347
8,801,318
Entertainment — 4.4%
(f)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
8.11%
,
 04/22/26 ................. 17,179 13,256,496
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.25%
,
 05/24/29 ........... 908 906,366
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.15%
,
 03/08/30 ........... 6,033 5,970,136
City Football Group Ltd., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.00%),
8.27%
,
 07/21/28 ................. 12,004 11,621,481
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.65%
,
 11/27/28 ................. 10,865 10,702,025
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.16%
,
 03/08/24 ........... 34,570 30,963,789
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 8.15%
,
 01/15/30 9,385 9,375,615
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
6.93%
,
 10/19/26 ................. 19,330 18,918,907
NASCAR Holdings LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.77%
,
 10/19/26 ................. 2,150 2,148,196
Playtika Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 2.75%), 7.90%
,
 03/13/28 . 11,373 11,139,247
SMG US Midco 2, Inc., 1st Lien Term Loan, (3-
mo. LIBOR USD + 2.50%), 7.77%
,
 01/23/25 10,509 10,404,227
UFC Holdings LLC, 1st Lien Term Loan B3, (3-
mo. LIBOR USD at 0.75% Floor + 2.75%),
8.05%
,
 04/29/26 ................. 12,473 12,301,382
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. LIBOR USD
+ 2.75%), 7.91%
,
 05/18/25 .......... 24,881 24,518,621

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 7.28%
,
 01/20/28 . USD 18,835 $ 18,649,239
180,875,727
Financial Services — 2.9%
(f)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.75%
,
 12/21/28 . 5,098 4,956,531
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.49%
,
 08/15/28 . 12,695 10,557,924
Belron Finance LLC, Term Loan, (3-mo. LIBOR
USD + 2.25%), 7.56%
,
 10/30/26 ...... 2,266 2,256,370
Belron Finance US LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.83%
,
 04/18/29 ................. 3,108 3,094,418
Belron Group SA, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.43%),
7.80%
,
 04/13/28 ................. 9,485 9,452,497
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.65%
,
 04/09/27 ...... 25,607 24,270,145
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 11.91%
,
 04/07/28 ........... 11,870 10,838,853
FinCo I LLC, Term Loan, (6-mo. LIBOR USD +
2.50%), 8.08%
,
 06/27/25 ........... 1,649 1,645,122
LBM Acquisition LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.90%
,
 12/17/27 ................. 5,622 5,138,850
Lions Gate Capital Holdings LLC, Term
Loan B, (1-mo. LIBOR USD + 2.25%),
7.40%
,
 03/24/25 ................. 11,807 11,554,053
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.02%
,
 12/11/26 ...... 13,415 12,917,410
Travelport Finance SARL, 1st Lien Term
Loan, (3-mo. LIBOR USD + 5.00%),
13.08%
,
 05/29/26 ................ 9,591 5,867,397
UPC Financing Partnership, Facility Term
Loan AX, (1-mo. LIBOR USD + 2.93%),
8.03%
,
 01/31/29 ................. 5,169 4,938,231
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.52%
,
 03/31/28 ..... 5,180 5,144,018
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.90%
,
 10/19/27 ........... 8,422 8,270,512
120,902,331
Food Products — 3.1%
(f)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.02%
,
 10/01/25 ........... 14,253 12,582,028
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 7.65%
,
 10/10/26 .. 1,590 1,527,824
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.77%
,
 10/25/27 ................. 25,381 25,032,459
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (3-mo. LIBOR USD + 2.25%),
7.41%
,
 01/29/27 ................. 22,838 22,286,115
H-Food Holdings LLC, Term Loan, (3-mo.
LIBOR USD + 3.69%), 9.27%
,
 05/23/25 . 3,406 2,764,222
Security
Par (000)
Par (000) Value
Food Products (continued)
Hostess Brands LLC, 1st Lien Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 2.25%),
7.52%
,
 08/03/25 ................. USD 9,987 $ 9,958,609
Nomad Foods Ltd., Facility Term Loan B2,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 11/12/29 ............ 6,343 6,333,874
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.77%
,
 06/08/28 ........... 13,159 12,926,408
Triton Water Holdings, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.66%
,
 03/31/28 ........... 16,143 15,273,531
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.27%
,
 01/20/28 ................. 17,949 17,856,830
126,541,900
Ground Transportation — 0.9%
(f)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.85%
,
 04/06/28 ...... 4,143 3,943,015
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
7.02%
,
 08/06/27 ................. 7,658 7,511,667
Genesee & Wyoming, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.00%
,
 12/30/26 ................. 6,033 6,002,642
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(3-mo. LIBOR USD + 5.50%), 10.65% -
10.98%
,
 08/04/25 ................ 6,962 6,234,881
Uber Technologies, Inc., Term Loan, 7.87% -
8.03%
,
 03/03/30 ................. 12,006 11,882,849
35,575,054
Health Care Equipment & Supplies — 1.4%
(f)
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.50%
,
 11/03/28 ................. 17,619 16,674,686
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD + 4.50%), 9.66%
,
 03/05/26 . 6,691 6,035,723
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.52%
,
 05/04/28 ................. 4,825 4,804,999
Medline Borrower LP, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.40%
,
 10/23/28 ................. 32,035 31,020,789
58,536,197
Health Care Providers & Services — 2.0%
(f)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 8.40%
,
 09/29/28 ........... 11,373 11,125,643
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.46%
,
 11/08/27 ............ 10,507 10,216,132
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.27%
,
 11/01/28 ................. 11,196 10,940,650
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 4.25%),
9.15%
,
 03/31/27 ................. 13,510 1,964,621
EyeCare Partners LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD + 3.75%), 8.90%
,
 02/18/27 8,557 6,631,556

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
EyeCare Partners LLC, 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
6.75%), 11.90%
,
 11/15/29 ........... USD 2,582 $ 1,802,315
HomeVi, Facility Term Loan B1, (3-mo.
EURIBOR + 3.25%), 6.49%
,
 10/31/26 ... EUR 2,000 1,867,903
MED ParentCo LP, 1st Lien Term Loan, (1-mo.
LIBOR USD + 4.25%), 9.40%
,
 08/31/26 . USD 11,860 10,940,713
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.61%
,
 11/01/28 ...... 8,537 7,916,757
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.36%
,
 11/01/29 ..... 3,446 2,946,330
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
2.75%), 7.90%
,
 10/27/28 ........... 7,375 7,349,483
PetVet Care Centers LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.65%
,
 02/14/25 ........... 3,120 2,948,634
Surgery Center Holdings, Inc., Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.86%
,
 08/31/26 ................. 4,331 4,297,525
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.45%
,
 05/16/29 ................. 2,680 2,670,666
83,618,928
Health Care Technology — 1.7%
(f)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(h)
................. 2,833 2,662,972
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.60%
,
 02/15/29 ................. 23,061 21,676,991
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.00%),
9.16%
,
 06/02/28 ................. 29,870 26,707,525
Verscend Holding Corp., 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
7.00%), 12.15%
,
 04/02/29
(c)
.......... 2,893 2,893,000
Verscend Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 4.00%), 9.15%
,
 08/27/25 . 15,002 14,958,422
68,898,910
Hotels, Restaurants & Leisure — 5.7%
(f)
1011778 BC Unlimited Liability Co., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.90%
,
 11/19/26 ................. 15,944 15,590,566
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
8.90%
,
 02/02/26 ................. 12,165 11,419,476
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
9.00%
,
 05/09/30
(c)
................ 891 885,431
Bally's Corp., Facility Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.36%
,
 10/02/28 ................. 5,925 5,658,649
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.50%
,
 02/06/30 ........... 8,654 8,571,527
Carnival Corp., Term Loan, (1-mo. LIBOR USD
at 0.75% Floor + 3.00%), 8.15%
,
 06/30/25 15,304 15,155,451
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.25%
,
 03/17/28 ................. 9,574 9,430,542
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.15%
,
 01/27/29 ........... USD 31,121 $ 29,921,210
Flutter Entertainment plc, Term Loan, (3-mo.
LIBOR USD + 2.25%), 7.41%
,
 07/21/26 . 10,501 10,449,690
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.41%
,
 07/22/28 ................. 8,211 8,200,477
Four Seasons Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.50%
,
 11/30/29 ............ 17,940 17,934,954
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
6.95%
,
 06/22/26 ................. 15,913 15,823,224
Hurtigruten Group AS, Facility Term Loan B, (6-
mo. EURIBOR + 6.50%), 9.70%
,
 02/26/27 EUR 2,000 1,916,666
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.25%
,
 12/15/27 ................. USD 18,093 17,529,565
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.16%
,
 04/14/29 ........... 7,076 7,018,079
Packers Holdings LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.42%
,
 03/09/28 ................. 7,783 3,486,735
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.00%
,
 05/03/29 ........... 11,941 11,824,968
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.32%
,
 01/05/29 ................. 3,461 3,445,334
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.00%), 8.19%
,
 08/25/28 ........... 6,247 6,172,436
Station Casinos LLC, Facility Term Loan B1, (1-
mo. LIBOR USD at 0.25% Floor + 2.25%),
7.41%
,
 02/08/27 ................. 11,071 10,870,400
Whatabrands LLC, Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.40%
,
 08/03/28 ................. 16,091 15,744,686
Wyndham Hotels & Resorts, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.45%
,
 05/28/30 ........... 5,668 5,650,153
232,700,219
Household Durables — 1.4%
(f)
ACProducts Holdings, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.25%),
9.41%
,
 05/17/28 ................. 12,395 10,056,835
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.67%
,
 02/26/29 ........... 20,873 19,109,476
Serta Simmons Bedding LLC, Term Loan, (1-
mo. LIBOR USD at 1.00% Floor + 7.50%),
0.00%
,
 08/10/23 ................. 1,638 1,627,022
SWF Holdings I Corp., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 4.00%),
9.15%
,
 10/06/28 ................. 10,065 8,307,624
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.52%
,
 10/30/27 ........... 22,039 19,174,034
58,274,991

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Products — 0.5%
(f)
Diamond (BC) BV, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%), 8.02%
- 8.06%
,
 09/29/28 ................ USD 11,447 $ 11,407,720
Energizer Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.45%
,
 12/22/27 ................. 2,110 2,083,200
Spectrum Brands, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 2.00%),
7.16%
,
 03/03/28 ................. 5,525 5,512,676
19,003,596
Independent Power and Renewable Electricity Producers
— 0.3%
(f)
Calpine Corp., Term Loan, (1-mo. LIBOR USD
+ 2.00%), 7.16%
,
 04/05/26 .......... 4,611 4,564,492
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.76%
,
 12/15/27 ........... 8,952 8,872,158
13,436,650
Industrial Conglomerates — 0.1%
SVP-Singer Holdings, Inc., Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 6.75%),
11.91%
,
 07/28/28
(f)
................ 3,452 2,685,503
Insurance — 3.4%
(f)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.63%
,
 11/05/27 ............ 13,192 12,841,070
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.56%
,
 11/05/27 .......... 24,008 23,373,507
AmWINS Group, Inc., Term Loan
(1-mo. LIBOR USD at 0.75% Floor +
2.25%), 7.40%, 02/19/28 ......... 16,984 16,626,664
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.00%, 02/19/28 ......... 1,409 1,394,668
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.77%, 02/12/27 ......... 21,524 20,918,806
Hub International Ltd., Term Loan
(2-mo. LIBOR USD + 3.00%), 8.14% -
8.16%, 04/25/25 ............... 12,496 12,392,003
(3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.07%, 11/10/29 .......... 3,528 3,485,961
Hub International Ltd., Term Loan B3, (2-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.40% - 8.41%
,
 04/25/25 ........... 14,866 14,761,543
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
8.25%
,
 09/01/27 ................. 12,643 12,591,895
USI, Inc., Term Loan
(3-mo. LIBOR USD + 3.25%),
8.41%, 12/02/26 ............... 3,023 3,008,581
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.65%, 11/22/29 .......... 19,269 18,953,113
140,347,811
Interactive Media & Services — 0.9%
(f)
Acuris Finance US, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.05%
,
 02/16/28 ................. 2,747 2,646,839
Adevinta ASA, Facility Term Loan B2, (3-mo.
LIBOR USD at 0.75% Floor + 2.75%),
7.91%
,
 06/26/28 ................. 3,936 3,934,903
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Camelot US Acquisition 1 Co., Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.27%, 10/30/26 ............... USD 23,471 $ 23,175,293
GoodRx, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD + 2.75%), 7.90%
,
 10/10/25 . 3,421 3,369,327
Grab Holdings, Inc., Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 4.50%),
9.66%
,
 01/29/26 ................. 5,167 5,146,279
38,272,641
IT Services — 2.4%
(f)
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
LIBOR USD + 5.25%), 10.40%
,
 01/31/28 . 9,350 7,672,830
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
LIBOR USD + 5.25%), 10.40%
,
 01/20/29 . 8,540 6,961,893
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.50%
,
 08/19/28 ..... 1,473 1,353,319
Asurion LLC, Term Loan B8, (1-mo. LIBOR
USD + 3.25%), 8.40%
,
 12/23/26 ...... 15,263 14,086,245
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.75%), 13.00%
,
 07/31/28 ........... 7,322 7,261,886
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.00%
,
 10/01/27 ........... 18,023 17,037,180
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.15%
,
 11/09/29 ................. 9,015 8,995,932
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.15%
,
 08/10/27 ................. 8,956 8,916,680
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.90%
,
 02/24/28 ........... 23,337 22,658,675
Venga Finance SARL, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.28%
,
 06/28/29 ................ 4,018 3,773,067
98,717,707
Leisure Products — 0.5%
(f)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.17%
,
 12/01/28 ........... 4,726 4,438,140
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.99%
,
 05/30/28 ........... 3,730 3,612,558
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.26%
,
 05/25/27 ................ 3,456 3,423,504
SRAM LLC, Term Loan, (1-mo. LIBOR USD at
0.50% Floor + 2.75%), 7.90%
,
 05/18/28 . 1,852 1,816,600
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.75%
,
 03/15/30 ................. 7,787 7,664,666
20,955,468
Life Sciences Tools & Services — 2.2%
(f)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.50%
,
 11/08/27 ................. 7,405 7,376,031
Catalent Pharma Solutions, Inc., Term Loan
B3, (1-mo. LIBOR USD at 0.50% Floor +
2.00%), 7.19%
,
 02/22/28 ........... 12,425 11,969,757

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Curia Global, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.90% - 9.00%
,
 08/30/26 ........... USD 1,363 $ 1,146,337
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 9.77%
,
 02/04/27 ...... 12,999 11,975,327
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.41%, 07/03/28 ......... 18,416 18,377,588
Iqvia, Inc., Term Loan B3, (1-mo. LIBOR USD +
1.75%), 6.90%
,
 06/11/25 ............ 8,323 8,305,951
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.03%
,
 10/19/27 ........... 11,524 11,447,599
Parexel International, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 8.40%
,
 11/15/28 ............ 19,178 18,526,644
89,125,234
Machinery — 3.8%
(f)
Albion Financing 3 SARL, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 5.25%),
10.52%
,
 08/17/26
(c)
............... 11,555 11,381,410
Columbus McKinnon Corp., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.92%
,
 05/14/28 ................. 3,063 3,051,027
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.77%, 10/21/28 ......... 7,266 7,118,735
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.46%, 10/21/28 ......... 8,416 8,331,570
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
7.00%
,
 03/01/27 ................. 5,493 5,457,166
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.75%
,
 03/31/27 ................. 12,811 12,659,817
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. LIBOR USD + 3.00%),
8.15%
,
 03/28/25 ................. 18,213 17,232,220
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.40%
,
 11/22/29 ................. 15,148 14,965,769
Ingersoll-Rand Services Co., Term Loan
B1, (1-mo. CME Term SOFR + 1.75%),
7.00%
,
 03/01/27 ................. 12,643 12,559,226
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. 15,823 15,131,136
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.75%
,
 04/05/29 ................. 14,821 13,996,669
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.60%
,
 07/30/27 ........... 20,134 19,388,801
Vertiv Group Corp., Term Loan B, (1-mo.
LIBOR USD + 2.75%), 7.94%
,
 03/02/27 . 12,725 12,512,660
Zurn LLC, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.15%
,
 10/04/28 ................. 876 871,901
154,658,107
Security
Par (000)
Par (000) Value
Media — 2.7%
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.35%
,
 03/03/25
(f)
........... USD 9,521 $ 9,121,112
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(i)(j)
............... 4,884 5,063,438
Cable One, Inc., Term Loan B4, (1-mo. LIBOR
USD + 2.00%), 7.15%
,
 05/03/28
(f)
...... 825 790,637
Charter Communications Operating LLC, Term
Loan B1, (3-mo. CME Term SOFR + 1.75%),
6.80% - 6.90%
,
 04/30/25
(f)
........... 8,501 8,479,255
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.77% - 8.81%
,
 08/21/26
(f)
........... 20,250 19,019,476
CMG Media Corp., 1st Lien Term Loan
B, (3-mo. LIBOR USD + 3.50%),
8.66%
,
 12/17/26
(c)(f)
............... 5,046 4,187,855
Cogeco Communications Finance LP, Term
Loan B
(f)
(1-mo. CME Term SOFR + 2.00%),
7.25%, 01/03/25 ............... 3,000 2,966,720
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.77%, 09/01/28 ......... 7,723 7,470,430
CSC Holdings LLC, Term Loan
(f)
(1-mo. LIBOR USD + 2.25%),
7.36%, 07/17/25 ............... 6,690 6,128,173
(1-mo. LIBOR USD + 2.50%),
7.61%, 04/15/27 ............... 11,714 9,846,199
DirecTV Financing  LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 5.00%),
10.15%
,
 08/02/27
(f)
............... 11,525 10,916,112
Eagle Broadband Investments LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.19%
,
 11/12/27
(f)
........... 974 927,191
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.41%
,
 12/01/23
(f)
........... 7,577 5,635,290
Sinclair Television Group, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 3.75%),
9.00%
,
 04/21/29
(c)(f)
............... 7,913 6,132,491
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.36%
,
 05/11/29
(c)(f)
............... 8,431 8,283,740
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. LIBOR USD + 2.50%),
7.61%
,
 04/30/28
(f)
................ 6,534 6,231,803
111,199,922
Oil, Gas & Consumable Fuels — 0.7%
(f)
Freeport LNG investments LLLP, Term Loan
B, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.75%
,
 12/21/28 ........... 29,000 27,685,901
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.68%
,
 09/19/29 ........... 1,801 1,769,434
29,455,335
Passenger Airlines — 2.4%
(f)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
10.00%
,
 04/20/28 ................ 18,465 18,525,690
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.84%
,
 08/11/28 .. 15,224 15,163,992
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
6.51%, 01/29/27 ............... 5,550 5,329,922

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
(6-mo. CME Term SOFR + 2.75%),
8.15%, 02/15/28 ............... USD 17,700 $ 17,026,338
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.21%
,
 06/21/27 ................ 17,144 17,731,387
United AirLines, Inc., Term Loan B, (1-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.89%
,
 04/21/28 ................. 19,714 19,582,190
WestJet Airlines Ltd., Term Loan, (3-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.25%
,
 12/11/26 ................. 4,406 4,059,554
97,419,073
Personal Care Products — 0.9%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.91%
,
 10/01/26
(f)
......... 39,454 38,434,785
Pharmaceuticals — 1.9%
(f)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.77%
,
 05/04/25 ................. 9,848 8,729,768
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.25%
,
 02/28/28 ................ 6,109 5,818,822
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.42%
,
 02/01/27 ................ 10,341 8,131,897
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.01%
,
 08/01/27 ................. 16,230 15,710,164
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.65%
,
 05/05/28 ................. 16,146 16,105,404
Organon & Co., Term Loan, (1-mo. LIBOR USD
at 0.50% Floor + 3.00%), 8.25%
,
 06/02/28 11,676 11,611,498
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.50%
,
 04/20/29 ................. 3,168 3,117,874
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.00%
,
 11/18/27
(c)
........... 8,614 8,183,120
77,408,547
Professional Services — 3.6%
(f)
AlixPartners LLP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.77%
,
 02/04/28 ................. 10,761 10,649,219
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.69%
,
 06/02/28 ................. 21,997 19,619,559
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 6.50%),
11.69%
,
 06/04/29 ................ 14,963 11,512,233
Dun & Bradstreet Corp. (The), Term Loan, (1-
mo. LIBOR USD + 3.25%), 8.41%
,
 02/06/26 20,765 20,620,516
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.39%
,
 01/18/29 ................. 5,280 5,221,594
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.25%
,
 06/22/29 ...... 4,089 3,874,341
Security
Par (000)
Par (000) Value
Professional Services (continued)
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.25%
,
 06/22/29 ................. USD 8,860 $ 8,394,404
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.00%
,
 04/28/28 ........... 12,805 12,595,291
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.90%
,
 04/29/29 ........... 14,532 12,969,439
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
8.90%
,
 07/11/25 ................. 4,572 4,534,080
Trans Union LLC, Term Loan B5, (1-mo. LIBOR
USD + 1.75%), 7.00%
,
 11/16/26 ....... 10,904 10,765,638
Trans Union LLC, Term Loan B6, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.52%
,
 12/01/28 ................. 13,361 13,246,297
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.52%
,
 02/28/27
(c)
.... 15,468 14,849,510
148,852,121
Real Estate Management & Development — 0.5%
(f)
Cushman & Wakefield US Borrower LLC,
Term Loan, (1-mo. LIBOR USD + 2.75%),
7.90%
,
 08/21/25 ................. 6,893 6,680,739
Cushman & Wakefield US Borrower LLC, Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.50%
,
 01/31/30
(c)
..... 15,601 14,547,903
21,228,642
Semiconductors & Semiconductor Equipment — 0.4%
(f)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.95%
,
 08/17/29 ................. 13,060 12,896,452
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.74%
,
 12/02/28 ................. 3,742 3,684,313
16,580,765
Software — 9.0%
(f)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.40%
,
 09/18/26 ........... 10,104 10,086,730
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.65%
,
 09/17/27 ........... 2,748 2,738,272
Barracuda Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.55%
,
 08/15/29 ........... 6,062 5,779,497
Boxer Parent Co., Inc., Term Loan, (1-mo.
LIBOR USD + 3.75%), 8.90%
,
 10/02/25 . 7,880 7,760,633
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.52%
,
 09/21/28 ........... 11,493 11,287,279
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.15%
,
 07/06/29 ................. 13,669 13,447,992
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.50%
,
 03/30/29 ........... 41,684 38,529,517
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.00%
,
 10/08/28 ................. 3,964 3,786,377

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.25%
,
 10/08/29 ................ USD 9,488 $ 8,191,275
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.75%), 8.90%
,
 10/16/28 ........... 7,638 6,845,789
Delta Topco, Inc., 2nd Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.57%
,
 12/01/28 ................ 2,679 2,412,788
E2open LLC, Term Loan, (3-mo. LIBOR
USD at 0.50% Floor + 3.50%), 8.65% -
8.72%
,
 02/04/28 ................. 1,410 1,388,457
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.25%
,
 09/12/29 ................. 8,926 8,772,569
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.15%
,
 12/01/27 ........... 16,335 15,906,056
Informatica LLC, Term Loan, (1-mo. LIBOR
USD + 2.75%), 7.94%
,
 10/27/28 ...... 16,805 16,661,443
Instructure Holdings, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.85%
,
 10/30/28 ................. 4,594 4,549,593
Magenta Buyer LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 4.75%),
10.03%
,
 07/27/28 ................ 12,925 9,092,303
Magenta Buyer LLC, 2nd Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 8.25%),
13.53%
,
 07/27/29 ................ 14,466 8,824,184
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.01%
,
 03/01/29 ................. 20,826 19,472,642
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.40%
,
 05/03/28 ................. 46,202 43,701,731
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.40%
,
 02/23/29 ................ 13,562 11,867,176
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.40%
,
 08/31/28 ................. 19,024 18,352,593
Proofpoint, Inc., 2nd Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 6.25%),
11.40%
,
 08/31/29 ................ 3,665 3,518,400
RealPage, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
8.15%
,
 04/24/28 ................. 30,999 29,768,964
RealPage, Inc., 2nd Lien Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 6.50%),
11.65%
,
 04/23/29 ................ 2,585 2,414,958
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.05%
,
 08/01/25 ................. 8,322 8,309,576
Sophia LP, 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.66%
,
 10/07/27 ................. 12,725 12,407,085
Sophia LP, 2nd Lien Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 8.00%),
13.16%
,
 10/09/28
(c)
............... 2,000 1,970,000
SS&C Technologies Holdings, Inc., Term
Loan B3, (1-mo. LIBOR USD + 1.75%),
6.90%
,
 04/16/25 ................. 6,979 6,933,736
Security
Par (000)
Par (000) Value
Software (continued)
SS&C Technologies Holdings, Inc., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.90%
,
 04/16/25 ................. USD 6,188 $ 6,148,108
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.27%, 05/04/26 ......... 6,466 6,202,346
(3-mo. CME Term SOFR + 3.75%),
8.90%, 05/04/26 ............... 7,116 6,859,294
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.27%
,
 05/03/27 ................ 10,689 10,037,194
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.81%
,
 07/20/28 ........... 1,677 1,657,159
Zephyr Bidco Ltd., Facility 1st Lien Term
Loan B1, (1-mo. LIBOR GBP + 4.75%),
9.22%
,
 07/23/25 ................. GBP 2,000 2,387,140
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.00%
,
 02/28/30 ................. USD 1,178 1,173,630
369,242,486
Specialty Retail — 1.9%
(f)
CD&R Firefly Bidco Ltd., Facility Term
Loan B5, (3-mo. LIBOR GBP + 6.00%),
10.55%
,
 06/21/28 ................ GBP 2,000 2,392,340
EG Group Ltd., Facility Term Loan
(1-mo. LIBOR USD + 4.00%),
9.19%, 02/07/25 ............... USD 11,177 10,891,807
(1-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.43%, 03/31/26 ......... 8,623 8,394,433
Leslie's Poolmart, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 2.50%),
3.00%
,
 03/09/28 ................. 3,064 3,031,200
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.00%), 9.27%
,
 05/04/28 . 13,784 13,274,086
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.00%
,
 02/11/28 ................. 17,530 17,253,439
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.25%
,
 08/04/28 ................. 11,470 11,357,302
Restoration Hardware, Inc., Term Loan
(1-mo. LIBOR USD at 0.50% Floor +
2.50%), 7.65%, 10/20/28 ......... 3,915 3,487,986
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.50%, 10/20/28 ......... 7,209 6,466,045
RVR Dealership Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.97%
,
 02/08/28 ........... 1,400 1,251,380
77,800,018
Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD + 5.00%), 10.16%
- 10.21%
,
 07/23/26
(f)
............... 4,439 3,172,382

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.2%
(f)
Crocs, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.75%
,
 02/20/29 ................. USD 5,424 $ 5,410,826
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.90%
,
 03/08/30
(c)
................ 3,619 3,582,810
8,993,636
Trading Companies & Distributors — 1.3%
(f)
Beacon Roofing Supply, Inc., Term Loan, (1-
mo. LIBOR USD + 2.25%), 7.40%
,
 05/19/28 6,959 6,901,446
Core & Main LP, Term Loan B, (6-mo.
CME Term SOFR + 2.50%), 7.69% -
7.74%
,
 07/27/28 ................. 17,721 17,529,057
SRS Distribution, Inc., Term Loan
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.65%, 06/02/28 ......... 13,804 13,088,192
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.75%, 06/02/28 ......... 7,404 7,008,727
TMK Hawk Parent Corp., Term Loan A,
(3-mo. LIBOR USD at 1.00% Floor +
7.50%), 14.46% (13.00% Cash or 2.00%
PIK),  05/30/24
(g)
.................. 3,846 3,691,926
TMK Hawk Parent Corp., Term Loan B, (3-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.46% - 9.00%
,
 08/28/24
(c)
.......... 12,185 6,823,383
55,042,731
Transportation Infrastructure — 0.4%
(f)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.15%, 09/22/28 ......... 5,029 4,983,940
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.27%, 09/22/28 ......... 4,590 4,455,222
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.43%
,
 12/15/26 ................ 5,585 5,249,451
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.13%
,
 03/17/30 ................. 2,313 1,985,317
16,673,930
Wireless Telecommunication Services — 0.5%
(f)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (1-mo. LIBOR USD + 3.25%),
8.41%
,
 05/27/24 ................. 6,364 5,802,211
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.02%
,
 04/30/28 ........... 4,497 4,449,245
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.91%
,
 04/11/25 .. 9,390 9,367,371
19,618,827
Total Floating Rate Loan Interests — 88.8%
(Cost: $3,811,325,856) ........................... 3,646,886,497
Shares
Shares
Investment Companies
Energy Select Sector SPDR Fund ....... 38,675 2,962,118
Financial Select Sector SPDR Fund ...... 15,000 476,400
Invesco Senior Loan ETF
(i)
............ 1,535,500 31,631,300
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(k)
.................... 630,000 31,714,200
Security
Shares
Shares Value
Investment Companies (continued)
iShares iBoxx $ High Yield Corporate Bond
ETF
(i)(k)
........................ 505,000 $ 37,425,550
Janus Henderson AAA CLO ETF ........ 50,000 2,483,500
Total Investment Companies — 2.6%
(Cost: $107,183,552) ............................. 106,693,068
Beneficial Interest
(000)
Other Interests
(l)
Capital Markets — 0.0%
Millennium Lender Claim
(c)
............. USD 15,011 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
Capital Markets — 0.0%
Verscend Intermediate Holding Corp.
(Preference), 12.25%
(a)(c)(m)
.......... 1,494 1,901,135
Total Preferred Securities — 0.0%
(Cost: $1,464,120) .............................. 1,901,135
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(a)
(c)
........................... 26,152 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(a)
.... 3,901 27,307
Total Warrants — 0.0%
(Cost: $—) .................................... 27,307
Total Long-Term Investments — 93.1%
(Cost: $3,997,840,349) ........................... 3,824,016,610
Short-Term Securities
Money Market Funds — 7.8%
(k)(n)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.00% ................... 254,488,555 254,488,555
SL Liquidity Series, LLC, Money Market Series,
5.32%
(o)
....................... 67,370,139 67,370,139
Total Short-Term Securities — 7.8%
(Cost: $321,831,509) ............................. 321,858,694
Total Investments — 100.9%
(Cost: $4,319,671,858 ) ........................... 4,145,875,304
Liabilities in Excess of Other Assets — (0.9)% ............ (38,272,758)
Net Assets — 100.0% ..............................
$ 4,107,602,546

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
All or a portion of this security is on loan.
(j)
Fixed rate.
(k)
Affiliate of the Fund.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Perpetual security with no stated maturity date.
(n)
Annualized 7-day yield as of period end.
(o)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/23
Shares
Held at
05/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 322,336,103 $ — $ (67,847,548)
(a)
$ — $ — $ 254,488,555 254,488,555 $ 8,676,697 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 126,796,575 — (59,390,092)
(a)
3,477 (39,821) 67,370,139 67,370,139 1,183,658
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. — 40,385,503 (9,082,727) (14,473) 425,897 31,714,200 630,000 363,993 2,926
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 30,184,651 146,242,141 (137,882,565) (5,908,762) 4,790,085 37,425,550 505,000 1,729,181 —
$ (5,919,758) $ 5,176,161 $ 390,998,444 $ 11,953,529 $ 2,926
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the  Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,783,365 EUR 1,628,321 Standard Chartered Bank 06/21/23 $ 40,896
USD 2,663,449 EUR 2,465,428 Toronto Dominion Bank 06/21/23 25,191
USD 4,209,632 EUR 3,901,572 UBS AG 06/21/23 34,554
100,641
USD 4,007,631 GBP 3,337,000 Deutsche Bank AG 06/21/23 (145,151)
USD 591,852 GBP 477,073 Standard Chartered Bank 06/21/23 (1,848)
(146,999)
$ (46,358)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V2 ........... 5.00 % Quarterly 12/20/27 B+ USD 83,581 $ 2,142,947 $ (210,130) $ 2,353,077
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 Quarterly 06/20/28 B+ USD 75,000 1,560,423 706,979 853,444
$ 3,703,370 $ 496,849 $ 3,206,521
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering ................................ $ 189,506 $ — $ — $ 189,506
Machinery ............................................ — 54 — 54
Marine Transportation .................................... — — — —
Professional Services .................................... — 2,013,539 — 2,013,539
Corporate Bonds
Aerospace & Defense .................................... — 236,521 — 236,521
Capital Markets ........................................ — 1,419,805 — 1,419,805
Chemicals ............................................ — 9,701,100 — 9,701,100
Commercial Services & Supplies ............................. — 9,427,452 — 9,427,452
Diversified Consumer Services .............................. — 4,381,348 — 4,381,348
Electric Utilities ........................................ — — — —
Electrical Equipment ..................................... — 4,267,056 — 4,267,056
Health Care Equipment & Supplies ........................... — 9,588,057 — 9,588,057
Hotels, Restaurants & Leisure .............................. — 6,370,438 — 6,370,438
Insurance ............................................ — 6,478,416 — 6,478,416
Real Estate Management & Development ....................... — 5,010,085 — 5,010,085
Software ............................................. — 4,873,050 — 4,873,050
Specialty Retail ........................................ — 4,094,793 — 4,094,793
Wireless Telecommunication Services ......................... — 457,383 — 457,383
Floating Rate Loan Interests
Aerospace & Defense .................................... — 97,494,387 — 97,494,387
Automobile Components .................................. — 25,449,228 — 25,449,228
Automobiles .......................................... — 12,083,549 — 12,083,549
Beverages ........................................... — 41,801,855 — 41,801,855
Broadline Retail ........................................ — 57,691,260 1,254,555 58,945,815
Building Products ....................................... — 43,254,943 — 43,254,943
Capital Markets ........................................ — 81,052,596 — 81,052,596
Chemicals ............................................ — 142,928,531 — 142,928,531
Commercial Services & Supplies ............................. — 122,781,214 — 122,781,214
Communications Equipment ................................ — 12,373,204 — 12,373,204
Construction & Engineering ................................ — 23,366,919 — 23,366,919
Construction Materials .................................... — 29,137,765 — 29,137,765
Consumer Staples Distribution & Retail ........................ — 16,200,764 — 16,200,764
Containers & Packaging .................................. — 32,393,506 — 32,393,506
Distributors ........................................... — 7,924,075 — 7,924,075
Diversified Consumer Services .............................. — 80,952,084 8,116,008 89,068,092
Diversified REITs ....................................... — 4,209,528 — 4,209,528
Diversified Telecommunication Services ........................ — 133,148,832 4,024,954 137,173,786
Electric Utilities ........................................ — 3,064,494 — 3,064,494
Electrical Equipment ..................................... — 12,964,722 — 12,964,722
Electronic Equipment, Instruments & Components ................. — 10,166,032 — 10,166,032
Energy Equipment & Services .............................. — 8,801,318 — 8,801,318
Entertainment ......................................... — 180,875,727 — 180,875,727
Financial Services ...................................... — 120,902,331 — 120,902,331
Food Products ......................................... — 126,541,900 — 126,541,900
Ground Transportation ................................... — 35,575,054 — 35,575,054
Health Care Equipment & Supplies ........................... — 58,536,197 — 58,536,197
Health Care Providers & Services ............................ — 83,618,928 — 83,618,928
Health Care Technology .................................. — 66,005,910 2,893,000 68,898,910
Hotels, Restaurants & Leisure .............................. — 231,814,788 885,431 232,700,219
Household Durables ..................................... — 58,274,991 — 58,274,991
Household Products ..................................... — 19,003,596 — 19,003,596
Independent Power and Renewable Electricity Producers ............ — 13,436,650 — 13,436,650
Industrial Conglomerates .................................. — 2,685,503 — 2,685,503
Insurance ............................................ — 140,347,811 — 140,347,811
Interactive Media & Services ............................... — 38,272,641 — 38,272,641
IT Services ........................................... — 98,717,707 — 98,717,707
Leisure Products ....................................... — 20,955,468 — 20,955,468
Life Sciences Tools & Services .............................. — 89,125,234 — 89,125,234
Machinery ............................................ — 143,276,697 11,381,410 154,658,107
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Media ............................................... $ — $ 92,595,836 $ 18,604,086 $ 111,199,922
Oil, Gas & Consumable Fuels ............................... — 29,455,335 — 29,455,335
Passenger Airlines ...................................... — 97,419,073 — 97,419,073
Personal Care Products .................................. — 38,434,785 — 38,434,785
Pharmaceuticals ....................................... — 69,225,427 8,183,120 77,408,547
Professional Services .................................... — 134,002,611 14,849,510 148,852,121
Real Estate Management & Development ....................... — 6,680,739 14,547,903 21,228,642
Semiconductors & Semiconductor Equipment .................... — 16,580,765 — 16,580,765
Software ............................................. — 367,272,486 1,970,000 369,242,486
Specialty Retail ........................................ — 77,800,018 — 77,800,018
Technology Hardware, Storage & Peripherals .................... — 3,172,382 — 3,172,382
Textiles, Apparel & Luxury Goods ............................ — 5,410,826 3,582,810 8,993,636
Trading Companies & Distributors ............................ — 48,219,348 6,823,383 55,042,731
Transportation Infrastructure ............................... — 16,673,930 — 16,673,930
Wireless Telecommunication Services ......................... — 19,618,827 — 19,618,827
Investment Companies .................................... 106,693,068 — — 106,693,068
Other Interests .......................................... — — — —
Preferred Securities ....................................... — — 1,901,135 1,901,135
Warrants .............................................. 27,307 — — 27,307
Short-Term Securities
Money Market Funds ...................................... 254,488,555 — — 254,488,555
$ 361,398,436 $ 3,618,089,424 $ 99,017,305 $ 4,078,505,165
Investments Valued at NAV
(a)
...................................... 67,370,139
$ —
$ 4,145,875,304
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 3,206,521 $ — $ 3,206,521
Foreign currency exchange contracts ............................ — 100,641 — 100,641
Liabilities
Foreign currency exchange contracts ............................ — (146,999) — (146,999)
$ — $ 3,160,163 $ — $ 3,160,163
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Floating
Rate
Loan
Interests
Preferred
Securities Warrants Total
Investments
Assets
Opening balance, as of August 31, 2022 ........................................................ $ 5,910 $ 176,869,422 $ 1,756,271 $ — $ 178,631,603
Transfers into Level 3
(a)
................................................................... — 84,198,080 — — 84,198,080
Transfers out of Level 3
(b)
.................................................................. — (102,446,938) — — (102,446,938)
Accrued discounts/premiums ................................................................ — 241,029 — — 241,029
Net realized gain (loss) ................................................................... — (3,356,070) — 33 (3,356,037)
Net change in unrealized appreciation (depreciation)
(c)
............................................... (5,910) 106,403 144,864 — 245,357
Purchases ............................................................................ — 21,959,589 — — 21,959,589
Sales ............................................................................... — (80,455,345) — (33) (80,455,378)
Closing balance, as of May 31, 2023 ...........................................................
$ — $ 97,116,170 $ 1,901,135 $ — $ 99,017,305
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2023
(c)
....................
$ (5,910) $ (1,821,635) $ 144,864 $ — $ (1,682,681)
(a)
As of August 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of August 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
May 31, 2023
BlackRock Floating Rate Income Portfolio

(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts